Right of Use Assets and Lease Liabilities - Summary of Right of Use Asset and Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Types of Original Assets
Types of Original Assets	¥ 901,232	¥ 583,068
Land [Member]
Types of Original Assets
Types of Original Assets	73,425	73,694
Buildings [Member]
Types of Original Assets
Types of Original Assets	460,788	355,489
Other [Member]
Types of Original Assets
Types of Original Assets	¥ 367,019	¥ 153,885